SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE—11       SEGMENT INFORMATION

The Company operates two reportable business segments, as defined by ASC Topic 280:

•     Rental business – leasing of properties

•     Service business – provision of business consulting and advisory services

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 2). The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

	Six months ended June 30, 2015
	Rental business	Service business	Corporate	Total

Revenues
- related party	$—	$12,389	$—	$12,389
- non-related party	18,463	565,282	—	583,745

Total revenues	18,463	577,671	—	596,134
Cost of revenues	(3,474)	(189,240)	—	(192,714)

Gross income	14,989	388,431	—	403,420
Depreciation and amortization	16,162	1,868	75	18,105
Net (loss) income	(20,347)	348,830	(32,400)	296,083
Total assets	1,176,923	223,713	39,784	1,440,420
Expenditure for long-lived assets	$7,890	$38,710	$49,820	$96,420

	Six months ended June 30, 2014
	Rental business	Service business	Corporate	Total

Revenues
- related party	$—	$15,147	$—	$15,147
- non-related party	12,128	5,804	—	17,932

Total revenues	12,128	20,951	—	33,079
Cost of revenues	(5,835)	(15,544)	—	(21,379)

Gross income	6,293	5,407	—	11,700
Depreciation and amortization	17,754	1,885	—	19,639
Net loss	(33,993)	(11,723)	(2,056)	(47,772)
Total assets	1,199,039	30,693	8,854	1,238,586
Expenditure for long-lived assets	$31,054	$—	$—	$31,054

12. SEGMENT INFORMATION

The Company operates two reportable business segments, as defined by ASC Topic 280:

•	Rental business – leasing of properties
•	Service business – provision of business consulting and advisory services

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 3). The Company had no inter-segment sales for the periods presented. Summarized financial information concerning the Company’s reportable segments is shown as below:

	Year ended December 31, 2014

	Rental business	Service business	Corporate	Total

Revenues
- related party	$—	$28,672	$—	$28,672
- non-related party	31,071	139,905	—	170,976

Total revenues	31,071	168,577	—	199,648
Cost of revenues
- related party	—	—	—	—
- non-related party	(9,706)	(106,391)	—	(116,097)

Gross income	21,365	62,186	—	83,551
Depreciation and amortization	35,440	3,769	225	39,434
Net (loss) income	(61,662)	14,685	(4,529)	(51,506)
Total assets	1,091,422	82,414	26,686	1,200,522
Expenditure for long-lived assets	$31,490	$550	$15,838	$47,878

	Year ended December 31, 2013

	Rental business	Service business	Corporate	Total
Revenues
- related party	$—	$—	$—	$—
- non-related party	—	12,110	—	12,110

Total revenues	—	12,110	—	12,110
Cost of revenues
- related party	—	(6,295)	—	(6,295)
- non-related party	—	(1,344)	—	(1,344)

Gross income	—	4,471	—	4,471
Depreciation and amortization	12,232	987	58	13,277
Net (loss) income	(21,802)	(55,005)	(21,855)	(98,662)
Total assets	1,154,565	41,430	26,154	1,222,149
Expenditure for long-lived assets	$1,213,519	$18,712	$18,876	$1,251,107

Most of the long-lived assets are located in Malaysia.